Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
September 30, 2020

	Shares	Value	Ticker	Total Cost	Percentage
Common Stocks - 94.36%

Aerospace & Defense - 3.26%
L3Harris Technologies, Inc.	4,750	$ 806,740	LHX	864,408.71
		806,740	-	864,409	3.26%

Banks - 10.12%
Bank of America Corp.	38,460	926,501	BAC	1,101,283.77
Citizens Financial Group, Inc.	29,000	733,120	CFG	953,646.99
JP Morgan Chase & Co.	8,750	842,363	JPM	932,640.59
		2,501,984	-	2,987,571	10.12%

Beverages - 2.34%
PepsiCo, Inc.	4,175	578,655	PEP	525,528.32
		578,655	-	525,528	2.34%

Biotechnology - 3.93%
Amgen, Inc.	3,825	972,162	AMGN	695,343.52
		972,162		695,343.52	3.93%

Capital Markets - 4.45%
Houlihan Lokey, Inc.	8,625	509,306	HLI	486,858.20
BlackRock, Inc.	1,050	591,728	BLK	490,643.58
		1,101,034		977,501.78	4.45%

Chemicals - 3.26%
Air Products and Chemicals, Inc.	2,705	805,711	APD	633,114.15
		805,711		633,114	3.26%

Communications Equipment - 1.79%
Cisco Systems, Inc.	11,225	442,153	CSCO	610,913.22
		442,153		610,913.22	1.79%

Consumer Finance - 2.11%
Discover Financial Services	9,035	522,042	DFS	557,938.09
		522,042		557,938.09	2.11%

Diversified Telecommunication Services - 2.95%
Verizon Communications, Inc.	12,255	729,050	VZ	688,379.85
		729,050	-	688,380	2.95%

Electrical Equipment - 2.6%
Eaton Corporation Plc.	6,300	642,789	ETN	502,995.83
		642,789		502,995.83	2.60%

Entertainment - 3.19%
Disney Walt Co.	6,365	789,769	DIS	816,139.81
		789,769		816,139.81	3.19%

Equity Real Estate Investment Trusts-2.01%
Weyerhaeuser Co.	17,420	496,818	WY	393,154.51
		496,818		393,154.51	2.01%

Food Products - 3.97%
Nestlé S.A. (a)	8,225	980,872	NSRGY	823,014.14
		980,872		823,014.14	3.97%

Health Care Equipment & Supplies-2.5%
Medtronic, Inc.	5,935	616,765	MDT	535,570.31
		616,765		535,570.31	2.50%

Health Care Providers & Services - 5.27%
CVS Health Corp.	12,685	740,804	CVS	844931.03
UnitedHealth Group Inc.	1,800	561,186	UNH	429,265.08
		1,301,990		1,274,196.11	5.27%

Hotels, Restaurants & Leisure - 3.66%
McDonald's Corp.	4,125	905,396	MCD	814,247.93
		905,396		814,247.93	3.66%

Household Products - 2.07%
Procter & Gamble Co.	3,675	510,788	PG	400,777.43
		510,788		400,777.43	2.07%

IT Services - 2.54%
Accenture Plc.	2,775	627,122	ACN	472,114.05
		627,122		472,114.05	2.54%

Industrial Conglomerates - 4.06%
Honeywell International, Inc.	6,100	1,004,121	HON	970,357.54
		1,004,121		970357.54	4.06%

Oil, Gas & Consumable Fuels - 2.29%
Chevron Corp.	7,850	565,200	CVX	893,978.14
		565,200	-	893,978	2.29%

Pharmaceuticals - 5.77%
AbbVie, Inc.	5,600	490,504	ABBV	490,122.96
Johnson & Johnson	6,290	936,455	JNJ	865,507.99
		1,426,959		1,355,630.95	5.77%

Semiconductors & Semiconductor Equipment - 4.5%
Broadcom, Inc.	1,625	592,020	AVGO	463,894
Texas Instruments, Inc.	3,640	519,756	TXN	415,816.51
		1,111,776		879,710.19	4.50%

Software - 4.45%
Microsoft Corp.	5,225	1,098,974	MSFT	720,349.75
		1,098,974		720,349.75	4.45%

Specialty Retail - 4.09%
The Home Depot, Inc.	3,645	1,012,253	HD	776,517.50
		1,012,253		776,517.50	4.09%

Technology Harware, Storage & Peripheral - 4.68%
Apple, Inc.	10,000	1,158,100	AAPL	529,698.86
		1,158,100		529,698.86	4.68%

Textiles, Apparel & Luxury Goods - 2.49%
NIKE, Inc.	4,900	615,146	NKE	411,945.86
		615,146		411,945.86	2.49%

TOTAL COMMON STOCKS (Cost $21,111,098)		23,324,371		21,111,098	94.36%

Money Market Funds - 5.67%
First American Funds Government Obligation Class Y 0.89% (b)	1,401,258	1,401,258	FGVXX	1,401,257.78
		1,401,258		1,401,257.78	5.67%

TOTAL MONEY MARKET FUNDS (Cost $1,401,258)		1,401,258		1,401,258

TOTAL INVESTMENTS (Cost $22,512,356) 100.02%		24,725,629	100.02%	22,512,355.68

Liabilities In Excess of Other Assets - -0.02%		(6,062)		-0.02%

TOTAL NET ASSETS - 100.00%		$ 24,719,567	100.00%

(a) ADR - American Depository Receipt					100.00%
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2020.

				2,213,272.93

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Ancora Dividend Value Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 24,725,629	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 24,725,629	- 0 -